Shareholder Report, Line Graph (Details) 195653_Kurv Silver Enhanced Income ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Sep. 29, 2025	May 31, 2026
Kurv Silver Enhanced Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Kurv Silver Enhanced Income ETF NAV
Accumulated Value	$ 10,000	$ 15,487
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	$ 10,000	$ 11,470